Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
VP Large Cap Growth Portfolio (Prospectus Summary): | VP Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Large Cap Growth Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Large Cap Growth Portfolio

Supplement dated April 5, 2012 (“Supplement”)

to the Prospectus, dated May 1, 2011

This Supplement updates certain information contained in the Prospectus with respect to MainStay VP Large Cap Growth Portfolio (the “Portfolio”). You may obtain copies of the Portfolio’s Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Investment Strategy, Heading	rr_StrategyHeading	The last paragraph under the section entitled “Principal Investment Strategies” is hereby deleted and replaced in its entirety with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Subadvisor employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the Subadvisor.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.